JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

January 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Floating Rate Income Fund and JPMorgan
Global Bond Opportunities Fund (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 575 (Amendment 576 under the Investment Company Act of 1940) filed electronically on December 19, 2018.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

  /s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary